OPERATING SEGMENTS	6 Months Ended
Jun. 28, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Description of segments and principal activities
Following the acquisition of CCBPI, the Group reevaluated its segment reporting under IFRS 8, “Operating Segments”. The Group continues to derive its revenues through a single business activity, which is making, selling and distributing an extensive range of primarily non-alcoholic ready to drink beverages. The acquisition of CCBPI has broadened the Group’s geographic footprint which now includes the Philippines, within its existing API business segment, from now on renamed APS (Australia, Pacific & South East Asia). The Group’s Board continues to be its Chief Operating Decision Maker (CODM), which allocates resources and evaluates performance of its operating segments based on volume, revenue and comparable operating profit. Comparable operating profit excludes items impacting the comparability of period over period financial performance.
The following table provides a reconciliation between reportable segment operating profit and consolidated profit before tax:

	Six Months Ended 28 June 2024			Six Months Ended 30 June 2023
	Europe	APS	Total	Europe	APS	Total
	€ million	€ million	€ million	€ million	€ million	€ million
Revenue	7,279	2,549	9,828	7,105	1,872	8,977
Comparable operating profit[1]	979	317	1,296	924	241	1,165
Items impacting comparability[2]			(154)			5
Reported operating profit			1,142			1,170
Total finance costs, net			(87)			(63)
Non-operating items			(10)			(6)
Reported profit before tax			1,045			1,101
[1] Comparable operating profit includes comparable depreciation and amortisation of €290 million and €123 million for Europe and APS respectively, for the six months ended 28 June 2024. Comparable depreciation and amortisation charges for the six months ended 30 June 2023 totalled €272 million and €101 million, for Europe and APS respectively.
[2] Items impacting the comparability of period-over-period financial performance for 2024 primarily include restructuring charges of €95 million, €11 million of deal and integration costs related to the Acquisition, impairment charges of €12 million, and accelerated amortisation charges of €28 million. Items impacting the comparability for 2023 primarily include €53 million of other income related to the royalties arising from the ownership of certain mineral rights in Australia (€18 million) and the proceeds from the sale of sub-strata and associated mineral rights (€35 million), partially offset by restructuring charges of €51 million.

No single customer accounted for more than 10% of the Group’s revenue during the six months ended 28 June 2024 and 30 June 2023.
Revenue by geography
The following table summarises revenue from external customers by geography, which is based on the origin of the sale:

	Six Months Ended
	28 June 2024	30 June 2023
Revenue	€ million	€ million
Great Britain	1,594	1,570
Germany	1,540	1,458
Iberia[1]	1,570	1,541
France[2]	1,219	1,200
Belgium/Luxembourg	526	541
Netherlands	380	355
Norway	204	193
Sweden	207	207
Iceland	39	40
Total Europe	7,279	7,105
Australia	1,169	1,162
New Zealand and Pacific Islands	326	330
Indonesia and Papua New Guinea	352	380
Philippines	702	—
Total APS	2,549	1,872
Total CCEP	9,828	8,977
[1] Iberia refers to Spain, Portugal & Andorra.
[2] France refers to continental France & Monaco.